JOINT VENTURE (Details Narrative) - USD ($)		1 Months Ended
	Apr. 02, 2022	Aug. 01, 2022	May 31, 2021	Sep. 30, 2022	Jun. 30, 2022	May 07, 2021	Mar. 31, 2021	Mar. 22, 2021	Nov. 24, 2020	Nov. 17, 2020	Aug. 26, 2020
Purchase number of share common stock		25,000,000
Exercise price					$ 0.12	$ 0.12	$ 0.12	$ 0.28	$ 0.015	$ 0.015	$ 0.049
Joint Venture With Movychem [Member]
Ownership owned percentage	50.00%
Company payment	$ 2,000,000
Purchase number of share common stock	170,000,000
Exercise price	$ 0.01
Contribution amount				$ 214,014	$ 115,356
Joint Venture With XTI Aircraft [Member]
Ownership owned percentage			50.00%
Initial deposit			$ 1,000,000
financial commitment agreegate amount			10,000,000
Investment obligation			$ 10,000,000